Investments (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
The credit portion of other-than-temporary impairments on fixed maturity securities, non-credit portion of an impairment has been recognized in other comprehensive income (loss)
Beginning Balance	$ 143	$ 99	$ 14
Additional credit impairments on:
Previously impaired securities	44	44	26
Securities without prior impairments	8	9	72
Reductions - disposals	(8)	(9)	(13)
Ending Balance	$ 187	$ 143	$ 99